Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	R$ 3,451,869	R$ 4,515,426
Current	3,342,050	4,433,193
Noncurrent	109,819	82,233
Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,009,713
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	321,749
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	120,407
Customers [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,374,938	3,466,094
Customers [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,848,620
Customers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	325,155
Customers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	201,163
Customers [Member] | Residential [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	513,096	858,070
Customers [Member] | Residential [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	312,468
Customers [Member] | Residential [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	172,243
Customers [Member] | Residential [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,385
Customers [Member] | Industrial [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	178,856	329,910
Customers [Member] | Industrial [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	115,555
Customers [Member] | Industrial [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	17,612
Customers [Member] | Industrial [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	45,689
Customers [Member] | Commercial [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	260,260	442,902
Customers [Member] | Commercial [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	194,959
Customers [Member] | Commercial [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	41,274
Customers [Member] | Commercial [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	24,027
Customers [Member] | Rural [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	101,645	151,459
Customers [Member] | Rural [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	78,099
Customers [Member] | Rural [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	20,194
Customers [Member] | Rural [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,352
Customers [Member] | Public Entities [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	39,107	58,532
Customers [Member] | Public Entities [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	36,506
Customers [Member] | Public Entities [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,200
Customers [Member] | Public Entities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	401
Customers [Member] | Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,328	55,943
Customers [Member] | Public Lighting [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,140
Customers [Member] | Public Lighting [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	188
Customers [Member] | Public Lighting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Public Service [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	39,293	62,350
Customers [Member] | Public Service [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	37,698
Customers [Member] | Public Service [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	952
Customers [Member] | Public Service [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	643
Customers [Member] | Unbilled [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	462,426	948,418
Customers [Member] | Unbilled [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	462,426
Customers [Member] | Unbilled [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Unbilled [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Energy Installments Plan [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	403,518	343,667
Customers [Member] | Energy Installments Plan [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	289,821
Customers [Member] | Energy Installments Plan [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	43,230
Customers [Member] | Energy Installments Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	70,467
Customers [Member] | Low Income Subsidy Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,342	17,712
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	28,342
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Low Income Subsidy Eletrobras [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Free Consumers [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	208,631	174,495
Customers [Member] | Free Consumers [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	202,525
Customers [Member] | Free Consumers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,396
Customers [Member] | Free Consumers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,710
Customers [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	114,190	157,526
Customers [Member] | Other Receivables [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	64,835
Customers [Member] | Other Receivables [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	24,866
Customers [Member] | Other Receivables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	24,489
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(2,754)	(134,890)
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(2,754)
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Customers [Member] | Bonus For Voluntary Consumption Reduction [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	278,148	210,632
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	276,448
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	1,400
Concessionaires And Permission Holder Energy Supplies [Member] | Bilateral Contracts [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	300
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	205,070	223,237
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	196,603
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,148
Concessionaires And Permission Holder Energy Supplies [Member] | Regulated Contracts [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	5,319
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	196,627	467,529
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	76,962
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Concessionaires And Permission Holder Energy Supplies [Member] | C C E E [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	119,665
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	679,845	901,398
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	550,013
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	4,548
Concessionaires And Permission Holder Energy Supplies [Member] | Energy Suplies [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	125,284
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	530,259	362,070
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	508,242
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	8,499
Concessionaires And Permission Holder Energy Supplies [Member] | Charges From Using Transmission Grid [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	13,518
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	138,770	90,465
Gas distribution [member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	123,839
Gas distribution [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,440
Gas distribution [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	11,491
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(271,943)	R$ (304,601)
Expected Credit Losses [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(21,001)
Expected Credit Losses [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(19,893)
Expected Credit Losses [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	R$ (231,049)